INCOME TAXES - SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accrued expenses	$ 8,088	$ 6,936
Net operating loss carryforwards	33,373	32,147
Stock-based compensation	25,269	13,142
Fair value investments	2,129	3,708
Other	5,627	3,172
Total deferred tax assets	74,486	59,105
Less valuation allowance	(23,244)	(24,805)
Net deferred tax assets	51,242	34,300
Deferred tax liabilities:
Intangible and other assets	(73,172)	(69,131)
Other	(1,230)	(6,028)
Total deferred tax liabilities	(74,402)	(75,159)
Net deferred tax liabilities	$ (23,160)	$ (40,859)